CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 1,233,974		¥ 512,830	¥ 5,461,264	$ 178,909
Restricted cash	433,895		58,020	59,791	62,909
Total cash, cash equivalents, and restricted cash	1,667,869		570,850	5,521,055	$ 241,818
Supplemental disclosure for cash flow information
Cash paid for interest	10,621	$ 1,540	5,013	21,718
Cash paid for income tax	171	25
Supplemental disclosure of non-cash investing and financing activities:
Accretion of convertible redeemable preferred shares				375,649
Payables related to property and equipment	(1,799)	(261)	(655)	¥ (1,321)
Intangible assets acquired from JD investment	¥ (1,605,839)	$ (232,825)
Issuance cost			¥ 38,821